RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2013
RECENT ACCOUNTING PRONOUNCEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS
NOTE 16 - RECENT ACCOUNTING PRONOUNCEMENTS
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
In February 2013, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional disclosures for other comprehensive income. The amended standards require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. Navios Partners has adopted the new amendments as of January 1, 2013. The adoption of the new standard did not have a significant impact on Navios Partners' consolidated financial statements.